Derivative Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Notional Amounts of Outstanding Derivative Positions
he notional amounts and fair values of derivatives were as follows as of the dates indicated:

	March 31, 2013			December 31, 2012
	Notional Amount	Asset Fair Value	Liability Fair Value	Notional Amount	Asset Fair Value	Liability Fair Value
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$937.5	$188.0	$—	$1,000.0	$215.4	$—
Fair value hedges:
Interest rate contracts	1,282.9	—	187.0	291.1	—	16.4
Derivatives: Non-qualifying for hedge accounting(1)
Interest rate contracts(2)	70,679.3	1,700.6	1,314.3	69,719.2	1,981.1	1,545.0
Foreign exchange contracts	1,811.9	16.1	84.8	1,985.8	11.3	95.0
Equity contracts	13,935.1	127.2	53.5	14,890.4	103.4	235.1
Credit contracts	3,086.0	45.1	31.0	3,106.0	63.3	52.7
Managed custody guarantees	N/A	—	—	N/A	—	—
Embedded derivatives:
Within fixed maturity investments	N/A	204.1	—	N/A	227.4	—
Within annuity products	N/A	—	3,268.3	N/A	—	3,571.7
Within reinsurance agreements	N/A	—	154.8	N/A	—	169.5
Total		$2,281.1	$5,093.7		$2,601.9	$5,685.4
(1) Open derivative contracts are reported as Derivatives assets or liabilities on the Condensed Consolidated Balance Sheets at fair value.
(2) As of March 31, 2013, includes a notional amount, asset fair value and liability fair value for interest rate caps of $6.5 billion, $52.9 and $10.5, respectively. As of December 31, 2012, includes a notional amount, asset fair value and liability fair value for interest rate caps of $4.5 billion, $17.7 and $0.6, respectively.
N/A - Not Applicable

The notional amounts and fair values of derivatives were as follows as of December 31, 2012 and 2011:

	2012			2011
	Notional Amount	Asset Fair Value	Liability Fair Value	Notional Amount	Asset Fair Value	Liability Fair Value
Derivatives: Qualifying for hedge accounting
Cash flow hedges:
Interest rate contracts	$1,000.0	$215.4	$—	$1,000.0	$174.0	$—
Fair value hedges:
Interest rate contracts	291.1	—	16.4	358.2	—	13.1
Derivatives: Non-qualifying for hedge accounting
Interest rate contracts(1)	69,719.2	1,981.1	1,545.0	63,993.8	2,227.6	1,548.7
Foreign exchange contracts	1,985.8	11.3	95.0	1,880.6	12.2	134.4
Equity contracts	14,890.4	103.4	235.1	15,797.4	69.1	28.3
Credit contracts	3,106.0	63.3	52.7	3,368.8	178.0	231.3
Managed custody guarantees	N/A	—	—	N/A	—	1.0
Embedded derivatives:
Within fixed maturity investments	N/A	227.4	—	N/A	243.1	—
Within annuity products	N/A	—	3,571.7	N/A	—	3,797.1
Within reinsurance agreements	N/A	—	169.5	N/A	—	137.2
Total		$2,601.9	$5,685.4		$2,904.0	$5,891.1
(1) As of December 31, 2012, includes a notional amount, asset fair value and liability fair value for interest rate caps of $4.5 billion, $17.7 and $0.6, respectively. As of December 31, 2011, includes a notional amount, asset fair value and liability fair value for interest rate caps of $8.8 billion, $40.0 and $3.5, respectively.
N/A - Not Applicable

Offsetting Assets and Liabilities
he notional amounts and fair values of derivatives eligible for offset were as follows as of the dates indicated:

	March 31, 2013
	Notional Amount	Assets Fair Value	Liability Fair Value
Credit contracts	$3,086.0	$45.1	$31.0
Equity contracts	3,927.1	124.8	23.0
Foreign exchange contracts	1,811.9	16.1	84.8
Interest rate contracts	72,899.7	1,888.6	1,501.3
		$2,074.6	$1,640.1

Counterparty netting(1)		$(1,088.4)	$(1,088.4)
Cash collateral netting(2)		(579.9)	(62.3)
Securities collateral netting(2)		(163.2)	(383.8)
Net receivables/payables		$243.1	$105.6
(1) Represents the netting of receivable balances with payable balances for the same counterparty under enforceable netting agreements.
(2) Represents the netting of collateral received and posted on a counterparty basis under credit support agreements.

	December 31, 2012
	Notional Amount	Assets Fair Value	Liability Fair Value
Credit contracts	$3,106.0	$63.3	$52.7
Equity contracts	3,967.0	79.1	19.1
Foreign exchange contracts	1,985.8	11.3	95.0
Interest rate contracts	71,010.3	2,196.5	1,561.4
		$2,350.2	$1,728.2

Counterparty netting(1)		$(1,126.9)	$(1,126.9)
Cash collateral netting(2)		(943.4)	(85.7)
Securities collateral netting(2)		(68.6)	(395.6)
Net receivables/payables		$211.3	$120.0
(1) Represents the netting of receivable balances with payable balances for the same counterparty under enforceable netting agreements.
(2) Represents the netting of collateral received and posted on a counterparty basis under credit support agreements.

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
Net realized gains (losses) on derivatives were as follows for the periods indicated:

	Three Months Ended March 31,
	2013	2012
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$0.1	$—
Fair value hedges:
Interest rate contracts	1.3	(1.4)
Derivatives: Non-qualifying for hedge accounting(2)
Interest rate contracts	(256.0)	(445.5)
Foreign exchange contracts	87.1	(12.3)
Equity contracts	(939.1)	(1,228.8)
Credit contracts	6.9	19.6
Managed custody guarantees	—	1.0
Embedded derivatives:
Within fixed maturity investments(2)	(23.3)	(16.2)
Within annuity products(2)	346.3	429.1
Within reinsurance agreements(3)	14.7	1.0
Total	$(762.0)	$(1,253.5)
(1) Changes in value for effective fair value hedges are recorded in Other net realized capital gains (losses). Changes in fair value upon disposal for effective cash flow hedges are amortized through Net investment income and the ineffective portion is recorded in Other net realized capital gains (losses) in the Condensed Consolidated Statements of Operations. For the three months ended March 31, 2013 and 2012, ineffective amounts were immaterial.
(2) Changes in value are included in Other net realized capital gains (losses) in the Condensed Consolidated Statements of Operations.
(3) Changes in value are included in Policyholder benefits in the Condensed Consolidated Statements of Operations.

Net realized gains (losses) on derivatives were as follows for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$—	$—	$(0.3)
Fair value hedges:
Interest rate contracts	(10.0)	(57.2)	(4.8)
Derivatives: Non-qualifying for hedge accounting(2)
Interest rate contracts	51.5	1,041.8	(443.9)
Foreign exchange contracts	10.9	(2.4)	33.2
Equity contracts	(1,801.9)	(559.0)	(867.1)
Credit contracts	37.1	(4.6)	39.4
Managed custody guarantees	1.1	1.1	4.1
Embedded derivatives:
Within fixed maturity investments(2)	(15.7)	16.1	48.3
Within annuity products(2)	336.2	(1,946.2)	(76.7)
Within reinsurance agreements(3)	(32.2)	(68.1)	(42.6)
Total	$(1,423.0)	$(1,578.5)	$(1,310.4)